16. WARRANT LIABILITY	12 Months Ended
Dec. 31, 2017
Warrant Liability
Note 17 - WARRANT LIABILITY

The Company’s warrant liability arises as a result of the issuance of warrants exercisable in US dollars. As the denomination is different from the Canadian dollar functional currency of the entity issuing the underlying shares, the Company recognizes a derivative liability for these warrants and re-measures the liability at the end of each reporting period using the Black-Scholes model.

A reconciliation of the changes in the warrant liability during the year is as follows:

	December 31,	December 31,
	2017	2016
Balance at beginning of the year	$1,629,797	$-
Warrants issued during the year	-	1,637,887
Fair value adjustment	(563,466)	(8,197)
Effect of movement in exchange rates	94,778	107
Balance at end of the year	$1,161,109	$1,629,797

Continuity of derivative warrants during the year is as follows:

	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2016	1,033,059	$2.87
Issued	3,602,215	$1.99
Warrants outstanding and exercisable, December 31, 2016	4,635,274	$2.19
Expired	(1,033,059)	$2.87
Warrants outstanding and exercisable, December 31, 2017	3,602,215	$1.99

Derivative warrants outstanding and exercisable are as follows:

	Exercise Price	Warrants Outstanding and Exercisable
Expiry Date	per Share	December 31, 2017	December 31, 2016	January 1, 2016
February 25, 2017	$2.87	-	1,033,059	1,033,059
March 14, 2019	$1.00	40,000	40,000	-
November 28, 2019	$2.00	3,562,215	3,562,215	-
		3,602,215	4,635,274	1,033,059

Valuation of the warrant liability requires the use of highly subjective estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing warrants is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the warrant liability was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	December 31, 2017	December 31, 2016	January 1, 2016
Weighted average assumptions:
Risk-free interest rate	1.66%	0.67%	0.48%
Expected dividend yield	0%	0%	0%
Expected option life (years)	1.90	2.29	1.14
Expected stock price volatility	65.69%	72.66%	46.02%
Weighted average fair value	$0.32	$0.35	$0.00